CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 26, 2025	Sep. 30, 2025	Dec. 31, 2024	Aug. 22, 2024	Aug. 05, 2024	Aug. 03, 2024	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Dec. 31, 2023
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts payable and accrued expenses, related party		$ 50,471	$ 37,500							$ 107,454
Preferred stock, par value		$ 0.001	$ 0.001							$ 0.001
Preferred stock, shares authorized		2,000,000	2,000,000							2,000,000
Preferred stock, shares issued		0	0							0
Preferred stock, shares outstanding		0	0							0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001							$ 0.001
Common stock, shares authorized		150,000,000	150,000,000							150,000,000
Common stock, shares issued		19,373,222	19,235,631	5,000	13,333	6,422	704	3,333	1,857	18,872,022
Common stock, shares outstanding		19,373,222	19,235,631							18,872,022